Convertible Preferred Stock Warrant - Additional Information (Detail) (USD $)	12 Months Ended
Mar. 31, 2012
Convertible Preferred Stock Warrants [Line Items]
Fair value of warrant issued	$ 431,000
Warrants expiry date	Apr. 01, 2018
Warrant actual exercise date	Apr. 12, 2012
Other Income (Expense)
Convertible Preferred Stock Warrants [Line Items]
Loss on remeasurement of convertible preferred stock warrant liability	$ 518,000
Series A Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Conversion of warrants	65000
Conversion of warrants exercise price	$ 10.00